Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income (Details) [Line Items]
Tax rate	23.00%
Business losses (in Dollars)	$ 174,078
Israel, New Shekels [Member]
Taxes on Income (Details) [Line Items]
Tax rate	23.00%	23.00%	23.00%
United States [Member]
Taxes on Income (Details) [Line Items]
Tax rate	24.00%
United Kingdom [Member]
Taxes on Income (Details) [Line Items]
Tax rate	19.00%